Schedule of investments
Optimum Large Cap Growth Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.77%♣
Communication Services — 14.10%
Alphabet Class A	272,770	$ 85,377,010
Alphabet Class C	231,240	72,563,112
Meta Platforms Class A	95,773	63,218,800
Netflix †	588,204	55,150,007
Reddit Class A †	7,073	1,625,871
Roku †	33,852	3,672,603
Spotify Technology †	19,892	11,551,483
		293,158,886
Consumer Discretionary — 11.94%
Amazon.com †	499,177	115,220,035
Booking Holdings	5,532	29,625,686
Bright Horizons Family Solutions †	27,825	2,821,455
Carnival †	194,882	5,951,696
Chipotle Mexican Grill †	104,235	3,856,695
Expedia Group	34,762	9,848,422
Magic Leap Class A =, †	2,058	23,523
On Holding Class A †	87,185	4,052,359
Tapestry	5,378	687,147
Tesla †	152,893	68,759,040
TJX	3,544	544,394
Ulta Beauty †	4,688	2,836,287
Wingstop	16,820	4,011,402
		248,238,141
Consumer Staples — 1.00%
Costco Wholesale	24,060	20,747,900
		20,747,900
Energy — 1.49%
EOG Resources	27,027	2,838,105
HF Sinclair	185,413	8,543,831
Phillips 66	152,444	19,671,374
		31,053,310
Financials — 5.37%
Affirm Holdings †	75,609	5,627,578
Ally Financial	204,795	9,275,166
Arthur J Gallagher & Co.	6,682	1,729,235
Bank of America	223,584	12,297,120
Charles Schwab	52,808	5,276,047
Citigroup	59,631	6,958,341
Hamilton Lane Class A	20,337	2,731,462
Interactive Brokers Group Class A	137,108	8,817,416
Mastercard Class A	68,705	39,222,310
MSCI	6,897	3,957,016
NU Holdings Class A †	529,055	8,856,381
Popular	9,392	1,169,492
Tradeweb Markets Class A	36,658	3,942,201
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Visa Class A	4,779	$ 1,676,043
		111,535,808
Healthcare — 9.69%
AbbVie	90,003	20,564,785
Alnylam Pharmaceuticals †	36,966	14,699,530
Amgen	1,647	539,080
Ascendis Pharma ADR †	24,757	5,279,183
Bristol-Myers Squibb	196,742	10,612,263
Cardinal Health	11,704	2,405,172
Corcept Therapeutics †	2,122	73,846
Eli Lilly & Co.	26,393	28,364,029
Exelixis †	229,588	10,062,842
Gilead Sciences	10,259	1,259,190
Halozyme Therapeutics †	224,998	15,142,365
IDEXX Laboratories †	24,719	16,723,145
Incyte †	170,751	16,865,076
Insulet †	36,018	10,237,756
Intuitive Surgical †	32,997	18,688,181
Medpace Holdings †	8,791	4,937,465
Neurocrine Biosciences †	42,401	6,013,734
Regeneron Pharmaceuticals	8,517	6,574,017
Sotera Health †	37,303	658,025
Vertex Pharmaceuticals †	25,792	11,693,061
		201,392,745
Industrials — 5.60%
Acuity	18,528	6,670,821
Advanced Drainage Systems	32,579	4,718,417
Cintas	9,659	1,816,568
Comfort Systems USA	6,500	6,066,385
Copart †	47,479	1,858,803
Donaldson	30,358	2,691,540
GE Vernova	14,997	9,801,589
General Electric	72,595	22,361,438
HEICO	7,907	2,558,626
HEICO Class A	1,740	439,228
Howmet Aerospace	74,916	15,359,278
Johnson Controls International	35,374	4,236,037
Lockheed Martin	21,191	10,249,451
Lyft Class A †	278,811	5,400,569
Nordson	9,015	2,167,477
Trane Technologies	8,951	3,483,729
Uber Technologies †	31,948	2,610,471
Vertiv Holdings Class A	51,480	8,340,275
Westinghouse Air Brake Technologies	25,724	5,490,788
		116,321,490
Information Technology — 49.35%
Advanced Micro Devices †	49,928	10,692,580
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Schedule of investments
Optimum Large Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Amphenol Class A	223,338	$ 30,181,897
Analog Devices	38,416	10,418,419
Apple	770,953	209,591,283
Applied Materials	52,083	13,384,810
AppLovin Class A †	8,267	5,570,470
Arista Networks †	88,093	11,542,826
ASML Holding	10,016	10,792,442
Atlassian Class A †	14,518	2,353,949
Autodesk †	9,819	2,906,522
Broadcom	226,168	78,276,745
Cloudflare Class A †	82,469	16,258,763
Datadog Class A †	99,807	13,572,754
Dell Technologies Class C	37,580	4,730,570
Docusign †	44,609	3,051,256
Dynatrace †	122,504	5,309,323
Fair Isaac †	7,027	11,879,987
Jabil	12,890	2,939,178
Keyence	4,400	1,591,590
KLA	5,938	7,215,145
Lam Research	99,411	17,017,175
Microsoft	373,274	180,522,772
NetApp	10,077	1,079,146
NVIDIA	1,519,713	283,426,474
Okta †	45,055	3,895,906
Oracle	132,110	25,749,560
Palantir Technologies Class A †	119,752	21,285,918
Pegasystems	121,197	7,237,885
QUALCOMM	4,901	838,316
Rubrik Class A †	25,767	1,970,660
Salesforce	12,593	3,336,012
Snowflake Class A †	40,176	8,813,007
Strategy Class A †	4,610	700,490
Synopsys †	16,238	7,627,313
Zscaler †	44,990	10,119,151
		1,025,880,294
Materials — 1.07%
AngloGold Ashanti	92,584	7,895,564
Ecolab	32,480	8,526,650
Southern Copper	41,052	5,889,730
		22,311,944
Utilities — 0.16%
Constellation Energy	9,408	3,323,564
		3,323,564
Total Common Stocks (cost $1,172,522,220)		2,073,964,082

	Number of shares	Value (US $)

Exchange-Traded Fund — 0.19%
iShares Russell 1000 Growth ETF	8,227	$ 3,893,839
Total Exchange-Traded Fund (cost $3,815,245)		3,893,839

Rights — 0.00%
Healthcare — 0.00%
ABIOMED =, †	15,699	16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 0.10%
Money Market Mutual Funds — 0.10%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	548,456	548,456
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	548,457	548,457
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	548,457	548,457
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	548,457	548,457
Total Short-Term Investments (cost $2,193,827)		2,193,827

Total Value of Securities—100.06% (cost $1,178,531,292)		2,080,067,761
Liabilities Net of Receivables and Other Assets—(0.06%)		(1,275,160)
Net Assets Applicable to 83,926,185 Shares Outstanding—100.00%		$2,078,792,601
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- OPTLG [1225] 0226 (5191660)

The following forward foreign currency exchange contracts were outstanding at December 31, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
MS	JPY	(84,191,800)	USD	547,949	3/27/26	$6,441
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GE – General Electric
MS – Morgan Stanley
MSCI – Morgan Stanley Capital International

Summary of currencies:
JPY – Japanese Yen
USD – US Dollar

NQ- OPTLG [1225] 0226 (5191660)    3